Related Party Transactions (Due to Related Parties) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Related Party Transaction [Line Items]
Advertising revenue recognized from Showself	$ 23		$ 0		$ 0
Showself [Member]
Related Party Transaction [Line Items]
Account payables	54	[1]	0	[1]
Advertising revenue recognized from Showself	$ 23	[1]

[1]	In April 2013, the Group entered into a joint operation arrangement with Showself to publish and operate one of its mobile games. Under the joint operation arrangement, the Group uses net method to account for revenue from the game operation. The revenue-sharing fees to Showself were excluded from cost of services, and recorded as account payables to Showself. In the year of 2013, the Group also promoted mobile applications developed by Showself through Wanpu Century and recognized advertising revenue of US$23.